PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jan. 03, 2021
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT:

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2020

Cost
Balance, December 29, 2019	$120,478	$558,847	$1,149,837	$171,361	$37,670	$2,038,193
Additions	3,812	8,549	10,826	5,657	13,794	42,638
Transfers	—	5,506	28,441	1,361	(35,308)	—
Disposals(1)	(741)	(1,438)	(118,492)	(3,619)	—	(124,290)
Balance, January 3, 2021	$123,549	$571,464	$1,070,612	$174,760	$16,156	$1,956,541

Accumulated depreciation
Balance, December 29, 2019	$—	$205,834	$714,478	$122,901	$—	$1,043,213
Depreciation	—	24,537	70,497	13,418	—	108,452
Disposals(1)	—	(304)	(94,883)	(2,750)	—	(97,937)
Write-downs and impairments	—	21	5,887	105	—	6,013
Balance, January 3, 2021	$—	$230,088	$695,979	$133,674	$—	$1,059,741
Carrying amount, January 3, 2021	$123,549	$341,376	$374,633	$41,086	$16,156	$896,800
(1) Included in disposals for fiscal 2020 are manufacturing equipment with a cost of $106.8 million and accumulated depreciation of $84.2 million that were determined to be unrepairable due to damages resulting from the two hurricanes which impacted the Company’s operations in Central America in November 2020. See note 16 (c) for additional information. Assets not yet utilized in operations include expenditures incurred to date for plant expansions which are still in process and equipment not yet placed into service as at the end of the reporting period.

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2019

Cost
Balance, December 30, 2018	$70,957	$550,885	$1,085,345	$159,201	$57,630	$1,924,018
Additions	49,791	10,585	37,461	7,663	37,433	142,933
Transfers	—	5,169	43,564	8,660	(57,393)	—
Disposals	(270)	(7,792)	(16,533)	(4,163)	—	(28,758)
Balance, December 29, 2019	$120,478	$558,847	$1,149,837	$171,361	$37,670	$2,038,193

Accumulated depreciation
Balance, December 30, 2018	$—	$181,821	$640,418	$111,304	$—	$933,543
Depreciation	—	25,037	79,335	13,573	—	117,945
Disposals	—	(2,899)	(11,932)	(3,001)	—	(17,832)
Write-downs and impairments	—	1,875	6,657	1,025	—	9,557
Balance, December 29, 2019	$—	$205,834	$714,478	$122,901	$—	$1,043,213
Carrying amount, December 29, 2019	$120,478	$353,013	$435,359	$48,460	$37,670	$994,980

Effective July 1, 2019, the Company revised the estimated useful lives of its yarn-spinning manufacturing equipment based on a re-assessment of their expected use to the Company and recent experience of their economic lives. These assets, which were previously being depreciated on a straight-line basis over 10 years, are now depreciated on a straight-line basis over 15 to 20 years depending on the nature of the equipment. The change in estimate resulted in a reduction of depreciation of approximately $8.5 million in fiscal 2019, of which approximately $1 million was included in cost of sales for the year ended December 29, 2019 as depreciation related to manufacturing equipment is initially included in the cost of inventories, and is charged to cost of sales when the related inventories have been sold. For fiscal 2020, the change in estimate resulted in a reduction of depreciation included in net earnings of approximately $17 million.

As at January 3, 2021, there were contractual purchase obligations outstanding of approximately $17.5 million for the acquisition of property, plant and equipment compared to $21.2 million as of December 29, 2019.